Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2018
Senao International Co., Ltd. (SENAO) [Member]
Statement [LineItems]
Share-based Compensation Plan
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Outstanding Stock Options

Information about SENAO’s outstanding stock options for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31, 2016
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	7,787	$81.40
Options exercised	—	—
Options forfeited	(1,200)	—
Options outstanding at end of the year	6,587	76.10
Options exercisable at end of the year	4,947	76.10
	Year Ended December 31, 2017
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	6,587	$76.10
Options exercised	—	—
Options forfeited	(661)	—
Options outstanding at end of the year	5,926	70.70
Options exercisable at end of the year	5,926	70.70

	Year Ended December 31, 2018
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,926	$70.70
Options exercised	—	—
Options forfeited	(608)	—
Options outstanding at end of the year	5,318	66.20
Options exercisable at end of the year	5,318	66.20

Employee Stock Options Outstanding

As of December 31, 2017 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$70.70	5,926	1.35	$70.70	5,926	$70.70

As of December 31, 2018 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$66.20	5,318	0.35	$66.20	5,318	$66.20

Assumptions used to Evaluate Options and Fair Value of Options

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividends yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

SENAO used the fair value method to evaluate share-based payment transaction using the Black-Scholes model and the related assumptions and the fair value of the option were as follows:

	Stock Options Granted on May 23, 2017	Stock Options Granted on November 17, 2017	Stock Options Granted on May 7, 2018
Grant-date share price (NT$)	$53.60	$51.00	$51.60
Exercise price (NT$)	$49.28	$49.28	$49.28
Dividends yield	—	—	—
Risk-free interest rate	0.59%	0.59%	0.59%
Expected life	9 days	14 days	18 days
Expected volatility	12.35%	9.94%	8.78%
Weighted average fair value of grants (NT$)	$4.33	$1.75	$2.34

CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Share-based Compensation Plan
c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950	$140.60 (Original price$147.00)
	2018.10.31	50	$147.00

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31, 2016
	Granted on October 22, 2015
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	2,000.00	$43.00
Options granted	—	—
Options forfeited	(52.00)	—
Options outstanding at end of the year	1,948.00	34.40
Options exercisable at end of the year	—	—

	Year Ended December 31, 2017
	Granted on October 22, 2015		Granted on December 19, 2017
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,948.00	$34.40	—	$—
Options granted	—	—	950.00	147.00
Options forfeited	(12.00)	—	—	—
Options outstanding at end of the year	1,936.00	34.40	950.00	147.00
Options exercisable at end of the year	968.00	34.40	—	—

	Year Ended December 31, 2018
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,936.00	$34.40	950.00	$147.00	—	$—
Options granted	—	—	—	—	50.00	147.00
Options exercised	(1,027.25)	34.40	—	—	—	—
Options forfeited	(26.00)	—	(25.00)	—	—	—
Options outstanding at end of the year	882.75	34.40	925.00	140.60	50.00	147.00
Options exercisable at end of the year	416.50	34.40	—	—	—	—

Employee Stock Options Outstanding

As of December 31, 2017, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	1,936.00	2.81	$34.40	968.00	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$147.00	950.00	4.96	$147.00	—	$—

As of December 31, 2018, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	882.75	1.81	$34.40	416.50	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$140.60	925.00	3.96	$140.60	—	$—

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$147.00	50.00	4.83	$147.00	—	$—

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018
Grant-date share price (NT$)	$39.55	$95.92	$166.00
Exercise price (NT$)	$43.00	$147.00	$147.00
Dividends yield	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%
Expected life	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540

CHIEF used the fair value method to evaluate the options granted to employees on May 22, 2018 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 22, 2018
Grant-date share price (NT$)	$156.41
Exercise price (NT$)	$170.00
Dividends yield	—
Risk-free interest rate	0.34%
Expected life	7 days
Expected volatility	14.33%
Weighted average fair value of grants (NT$)	$—

Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Statement [LineItems]
Assumptions used to Evaluate Options and Fair Value of Options

CHPT used the fair value method to evaluate the options granted to employees on March 10, 2016 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on March 10, 2016
Grant-date share price (NT$)	$302.46
Exercise price (NT$)	$360.00
Dividends yield	—
Risk-free interest rate	0.37%
Expected life	12 days
Expected volatility	37.43%
Weighted average fair value of grants (NT$)	$0.04

CHPT used the fair value method to evaluate the options granted to employees on September 18, 2017 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on September 18, 2017
Grant-date share price (NT$)	$1,295.00
Exercise price (NT$)	$1,267.33
Dividends yield	—
Risk-free interest rate	0.35%
Expected life	4 days
Expected volatility	28.30%
Weighted average fair value of grants (NT$)	$31.60